Off-Balance Sheet Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments to Extend Credit [Member]
Off-Balance Sheet Risks [Abstract]
Off-balance sheet risks, amount	$ 601.2	$ 596.8
Variable rate product commitments	62.00%	71.00%
Standby Letters of Credit [Member]
Off-Balance Sheet Risks [Abstract]
Off-balance sheet risks, amount	$ 4.6	$ 4.8
Off balance sheet instrument term	12 months